FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2026
FAIR VALUE MEASUREMENT
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	1,358	1,358	—	—
Liabilities
Warrant liabilities	845	845	—	—
Convertible notes	269,047	—	—	269,047

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	1,811	1,811	—	—
Liabilities
Warrant liabilities	800	800	—	—
Convertible notes	276,604	—	—	276,604
Exchangeable notes	128,852	—	—	128,852